UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04058

The Korea Fund, Inc.

(Exact name of registrant as specified in charter)

555 Mission Street, Suite 1700 94105
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

The Korea Fund, Inc. Schedule of Investments

March 31, 2012 (unaudited)

Shares		Value*
COMMON STOCK—98.6%
Auto Components—5.8%
182,070	Hankook Tire Co., Ltd.	$6,756,659
53,013	Hyundai Mobis	13,455,637
292,282	Pyeong Hwa Automotive Co., Ltd.	4,321,810

		24,534,106

Automobiles—9.0%
96,409	Hyundai Motor Co.	19,908,284
283,112	Kia Motors Corp.	18,577,831

		38,486,115

Chemicals—8.5%
26,176	Honam Petrochemical Corp.	7,781,198
35,223	Kumho Petro Chemical Co., Ltd.	4,434,437
47,479	LG Chemical Ltd.	15,544,095
205,531	SKC Co., Ltd.	8,473,766

		36,233,496

Commercial Banks—7.1%
334,414	DGB Financial Group, Inc.	4,402,209
194,900	Hana Financial Group, Inc.	7,384,328
229,440	KB Financial Group, Inc.	8,413,312
264,262	Shinhan Financial Group Co., Ltd.	10,237,616

		30,437,465

Construction & Engineering—4.6%
276,790	Hyundai Development Co.	6,093,061
110,273	Hyundai Engineering & Construction Co., Ltd.	7,882,710
27,129	Samsung Engineering Co., Ltd.	5,798,060

		19,773,831

Consumer Finance—0.7%
81,988	Samsung Card Co.	2,857,023

Electronic Equipment, Instruments & Components—1.5%
272,115	LG Display Co., Ltd. (b)	6,381,317

Food Products—0.8%
2,292	Lotte Confectionery Co., Ltd.	3,364,581

Hotels, Restaurants & Leisure—2.3%
229,072	Hotel Shilla Co., Ltd.	9,766,256

Household Durables—2.1%
120,585	LG Electronics, Inc.	8,839,354

Household Products—2.2%
17,833	LG Household & Health Care Ltd.	9,379,659

Industrial Conglomerates—1.4%
104,026	LG Corp.	5,979,750

The Korea Fund, Inc. Schedule of Investments

March 31, 2012 (unaudited) (continued)

Shares		Value*
Insurance—2.8%
21,155	Samsung Fire & Marine Insurance Co., Ltd.	$3,993,475
88,339	Samsung Life Insurance Co., Ltd.	7,722,499

		11,715,974

Internet & Catalog Retail—1.9%
68,953	Hyundai Home Shopping Network Corp.	8,186,553

Machinery—2.9%
32,384	Hyundai Heavy Industries Co., Ltd.	9,215,818
94,050	Samsung Heavy Industries Co., Ltd.	3,145,940

		12,361,758

Metals & Mining—7.4%
54,444	Hyundai Steel Co.	4,910,958
38,917	Korea Zinc Co., Ltd.	13,432,548
38,852	POSCO	13,028,567

		31,372,073

Multiline Retail—1.0%
329,065	Hyundai Greenfood Co., Ltd.	4,411,343

Oil, Gas & Consumable Fuels—1.0%
73,165	GS Holdings	4,208,752

Pharmaceuticals—0.9%
52,233	Dong-A Pharmaceutical Co., Ltd.	3,742,424

Semiconductors & Semiconductor Equipment—25.8%
193,155	Duksan Hi-Metal Co., Ltd. (b)(d)	3,987,631
574,321	Hynix Semiconductor, Inc. (b)	14,851,935
80,541	Samsung Electronics Co., Ltd.	90,854,598

		109,694,164

Software—2.0%
31,971	NCSoft Corp.	8,481,833

Textiles, Apparel & Luxury Goods—1.8%
100,273	Fila Korea Ltd.	7,607,551

Tobacco—1.4%
83,682	KT&G Corp.	5,937,984

Trading Companies & Distributors—3.7%
173,270	Hyundai Corp.	4,148,503
167,122	Samsung C&T Corp.	11,721,932

		15,870,435

	Total Common Stock (cost—$279,253,104)	419,623,797

The Korea Fund, Inc. Schedule of Investments

March 31, 2012 (unaudited) (continued)

Shares		Value*
SHORT-TERM INVESTMENTS—1.0%
Collateral Invested for Securities on Loan (c)—0.8%
3,138,851	BNY Institutional Cash Reserves Fund, 0.09% (cost—$3,138,851)	$3,138,851

Principal Amount (000s)
Time Deposits—0.2%
	Brown Brothers Harriman & Co. - Grand Cayman,
£8	0.056%, 4/2/12	12,200
HKD 12	0.005%, 4/2/12	1,547
¥502	0.01%, 4/2/12	6,063
	JPMorgan Chase - London,
€46	0.05%, 4/2/12	61,630
$869	0.03%, 4/2/12	869,178

	Total Time Deposits (cost—$955,170)	950,618

	Total Short-Term Investments (cost—$4,094,021)	4,089,469

	Total Investments (cost—$283,347,125) (a)(e)—99.6%	423,713,266
	Other assets less liabilities—0.4%	1,848,095

	Net Assets—100.0%	$425,561,361

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. An investment in a mutual fund is valued at its closing net asset value per share as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Directors, or persons acting at their discretion pursuant to procedures approved by the Board of Directors. The Fund’s investments are valued daily and the net asset value (“NAV”) is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices).

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)	Securities with an aggregate value of $413,685,813, representing 97.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	Purchased with cash collateral received from security on loan.

(d)	A portion of security on loan with a market value of $2,957,639; cash collateral of $3,138,851 was received with which the Fund invested in the BNY Institutional Cash Reserves Fund.

(e)	At March 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $284,552,292. Gross unrealized appreciation was $150,462,685; gross unrealized depreciation was $11,301,711; and net unrealized appreciation was $139,160,974. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

£—British Pound

€—Euro

HKD—Hong Kong Dollar

¥—Japanese Yen

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/12
Investments in Securities—Assets
Common Stock:
Tobacco	$5,937,984	—	—	$5,937,984
All Other	—	$413,685,813	—	413,685,813
Short-Term Investments	—	4,089,469	—	4,089,469

Total Investments	$5,937,984	$417,775,282	—	$423,713,266

There were no significant transfers between Levels 1 and 2 during the nine months ended March 31, 2012.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Christian Pachtner
Christian Pachtner
President

Date: May 22, 2012

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pachtner
Christian Pachtner
President

Date: May 22, 2012

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: May 22, 2012